GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL
Schedule of changes in the carrying amount of goodwill
December 31, 2012	6,232,770
Impairment	(6,232,770)
December 31, 2013	—
Impairment	—
December 31, 2014	—
Impairment	—
December 31, 2015	—